Share capital (Tables)	3 Months Ended
Jan. 31, 2023
Text block [abstract]
Schedule of Common Shares Issued
Common shares

$ millions, except number of shares, for the three months ended			2023 Jan. 31			2022 Oct. 31	2022 Jan. 31
	Number of shares	(1)	Amount	Number of shares	(1)	Amount	Number of shares	(1)	Amount
Balance at beginning of period	906,040,097		$ 14,726	904,691,173		$14,643	901,655,952		$14,351
Issuance pursuant to:
Equity-settled share-based compensation plans (2)	131,331		6	48,754		3	1,076,678		59
Shareholder investment plan (3)	4,746,425		272	669,608		40	453,030		36
Employee share purchase plan	740,514		44	593,192		38	532,740		40
	911,658,367		$ 15,048	906,002,727		$14,724	903,718,400		$14,486
Purchase of common shares for cancellation	–		–	–		–	(1,800,000)		(29)
Treasury shares	(29,571)		(2)	37,370		2	4,230		–
Balance at end of period	911,628,796		$ 15,046	906,040,097		$14,726	901,922,630		$14,457
(1)
On April 7, 2022, CIBC shareholders approved a
two-for-one
share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.

(2)	Includes the settlement of contingent consideration related to prior acquisitions.
(3)
Commencing with the dividends paid on January 27, 2023, the participants in the Dividend Reinvestment Option and Stock Dividend Option of the Shareholder Investment Plan received a 2% discount from average market price on dividends reinvested in additional common shares issued from Treasury.

Schedule of Regulatory Capital and Ratios
Regulatory capital, leverage and total loss absorbing capacity ratios
Our capital, leverage and total loss absorbing capacity (TLAC) ratios are presented in the table below:

$ millions, as at		2023 Jan. 31	2022 Oct. 31
Common Equity Tier 1 (CET1) capital (1)		$36,649	$37,005
Tier 1 capital (1)	A	41,592	41,946
Total capital (1)		49,045	48,263
Total risk-weighted assets (RWA)	B	315,038	315,634
CET1 ratio		11.6%	11.7%
Tier 1 capital ratio		13.2%	13.3%
Total capital ratio		15.6%	15.3%
Leverage ratio exposure (2)	C	$967,199	$961,791
Leverage ratio	A/C	4.3%	4.4%
TLAC available	D	$91,961	$95,136
TLAC ratio	D/B	29.2%	30.1%
TLAC leverage ratio	D/C	9.5%	9.9%
(1)
The
2022 results included the impact of the ECL transitional arrangement announced by OSFI on March 27, 2020. The transitional arrangement resulted in a portion of ECL allowances that would otherwise be included in Tier 2 capital qualifying for inclusion in CET1 capital. Starting November 1, 2022, the ECL transitional arrangement was no longer applicable.

(2)	The temporary exclusion of Central bank reserves from the leverage ratio exposure measure in response to the onset of the COVID-19 pandemic remains applicable until April 1, 2023.